Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Liability, Noncurrent	$ 2,439	$ 0
Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	1,651	593
Total Liabilities	2,816	25
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	1,169	182
Derivative Liability, Current	0	0
Derivative Asset, Noncurrent	55	84
Derivative Liability, Noncurrent	2,242	0
Bunker andEUAs Swaps [Member] | Not Designated as Hedging Instrument [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Asset, Current	427	327
Derivative Liability, Current	376	25
Derivative Asset, Noncurrent	0	0
Derivative Liability, Noncurrent	198	0
Total Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total Assets	1,651	593
Total Liabilities	$ 2,816	$ 25